Cover	Nov. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2019
Entity File Number	001-37754
Entity Registrant Name	RED ROCK RESORTS, INC.
Entity Central Index Key	0001653653
Entity Tax Identification Number	47-5081182
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1505 South Pavilion Center Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	702
Local Phone Number	495-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $.01, par value
Trading Symbol	RRR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false